Provisions - Fair value of plan asset and Plan asset allocation (Details) - Defined benefit plans - Plan Assets - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair value of plan assets
Fair value of plan assets at beginning of year	$ 2,196	$ 2,901
Actual return on plan assets	347	43
Transfer of funds to defined contribution plan	(346)	(246)
Benefits paid	(129)	(502)
Fair value of plan assets at end of year	$ 2,068	$ 2,196
Equity instruments.
Plan assets
Plan assets as a percentage of total plan assets	34.00%	33.00%
Cash and debt instruments
Plan assets
Plan assets as a percentage of total plan assets	66.00%	67.00%